Consolidated income statements - EUR (€) € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017	[1]
Profit (loss) [abstract]
Net sales		€ 36,126	€ 34,463	€ 35,072
Other revenues		1,505	1,214	1,149
Cost of sales		(11,976)	(11,435)	(11,613)
Gross profit		25,655	24,242	24,608
Research and development expenses		(6,018)	(5,894)	(5,472)
Selling and general expenses		(9,883)	(9,859)	(10,072)
Other operating income		825	484	237
Other operating expenses		(1,207)	(548)	(233)
Amortization of intangible assets		(2,146)	(2,170)	(1,866)
Impairment of intangible assets		(3,604)	(718)	(293)
Fair value remeasurement of contingent consideration		238	117	(159)
Restructuring costs and similar items		(1,062)	(1,480)	(731)
Other gains and losses, and litigation		327	502	(215)
Operating income		3,125	4,676	5,804
Financial expenses		(444)	(435)	(420)
Financial income		141	164	147
Income before tax and investments accounted for using the equity method		2,822	4,405	5,531
Income tax expense		(139)	(481)	(1,722)
Share of profit/(loss) from investments accounted for using the equity method		255	499	85
Net income excluding the exchanged/held-for-exchange Animal Health business		2,938	4,423	3,894
Net income/(loss) of the exchanged/held-for-exchange Animal Health business	[2]	(101)	(13)	4,643	[3]
Net income		2,837	4,410	8,537	[4],[5]
Net income attributable to non-controlling interests		31	104	121	[5]
Net income attributable to equity holders of Sanofi		€ 2,806	€ 4,306	€ 8,416	[5]
Average number of shares outstanding (in shares)		1,249.9	1,247.1	1,256.9
Average number of shares after dilution (in shares)		1,257.1	1,255.2	1,266.8
Basic earnings per share (in euros per share)		€ 2.24	€ 3.45	€ 6.70
Basic earnings per share excluding the exchanged/held-for-exchangeAnimal Health business (in euros per share)		2.33	3.46	3.00
Diluted earnings per share (in euros per share)		2.23	3.43	6.64
Diluted earnings per share excluding the exchanged/held-for-exchangeAnimal Health business (in euros per share)		€ 2.31	€ 3.44	€ 2.98

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[2]
The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5
(Non-Current Assets Held for Sale and Discontinued Operations) (see Note D.2.
[3]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[4]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[5]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).